REPORTABLE SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS

Revenue from operations

	Quarter ended		Year-to-date period ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Reportable Segment:
Production Services	$148,292	$97,160	$420,516	$284,631
Drilling and Evaluation Services	70,131	64,446	200,455	188,578
Total revenue	$218,423	$161,606	$620,971	$473,209

Long-lived assets

	September 30, 2020	December 31, 2019
Reportable Segment:
Production Services	$313,188	$290,765
Drilling and Evaluation Services	132,526	115,241
Total Reportable Segments	445,714	406,006
Unallocated assets	12,791	13,301
Total long-lived assets	$458,505	$419,307

Operating income

	Quarter ended		Year-to-date period ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Reportable Segment:
Production Services	$21,425	$20,447	$62,970	$64,961
Drilling and Evaluation Services	7,377	9,183	23,579	24,075
Total Reportable Segments	28,802	29,630	86,549	89,036
Unallocated expenses	(9,815)	(9,868)	(31,189)	(27,171)
Total operating income	$18,987	$19,762	$55,360	$61,865

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS

Revenue by geographic area

	Quarter ended		Year-to-date period ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Geographic Area:
MENA	$215,762	$158,229	$612,560	$465,856
Rest of World	2,661	3,377	8,411	7,353
Total revenue	$218,423	$161,606	$620,971	$473,209

Long-lived assets by geographic area

	September 30, 2020	December 31, 2019
Geographic area:
MENA	$449,696	$409,139
Rest of World	8,809	10,168
Total long-lived assets	$458,505	$419,307